Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-04 - Fidelity Managed Retirement 2020 Fund	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNK Past 1 year	IXZNK Past 5 years	IXZNK Past 10 years
Total	16.19%	6.14%	7.74%	15.05%	3.99%	6.22%	9.92%	4.35%	5.87%	8.72%	3.05%	3.75%	16.62%	6.50%	8.13%